Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment, net
Property, Plant and Equipment, net

10.Property, Plant and Equipment, net

	December 31,
($ thousands)	2015	2014

Land	18,829	2,468
Buildings	218,903	75,180
Furniture and equipment	230,267	167,702
Construction in progress	12,457	2,311

	480,456	247,661
Accumulated depreciation	(130,779)	(124,119)

	349,677	123,542